Organization and nature of operations - Company's principal subsidiaries and consolidated VIE (Details)	12 Months Ended
Dec. 31, 2024
Smart Share International Limited
Organization and nature of operations
Date of incorporation	Aug. 15, 2017
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Date of incorporation	Jun. 23, 2017
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhixiang Investment Co., Ltd. ("Zhixiang Investment WFOE")
Organization and nature of operations
Date of incorporation	Feb. 26, 2021
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhitong (Xinyi) Technology Co., Ltd. ("Zhitong")
Organization and nature of operations
Date of incorporation	Mar. 22, 2021
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.
Organization and nature of operations
Date of incorporation	Apr. 01, 2021
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.
Organization and nature of operations
Date of incorporation	Jun. 28, 2021
Equity economic interest held	100.00%
Principal activities	Research and development function
Anhui Tianhui New Energy Technology Co., Ltd.
Organization and nature of operations
Date of incorporation	Oct. 11, 2022
Equity economic interest held	100.00%
Principal activities	Photovoltaic (“PV”) business
Tianhui New Energy (Hefei) Co., Ltd.
Organization and nature of operations
Date of incorporation	Oct. 24, 2022
Equity economic interest held	100.00%
Principal activities	PV business
ZhiHui (Hefei) Technology Co., Ltd.
Organization and nature of operations
Date of incorporation	Oct. 11, 2023
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Shanghai Zhixiang Technology Co., Ltd. ("Shanghai Zhixiang")
Organization and nature of operations
Date of incorporation	Apr. 28, 2017
Equity economic interest held	100.00%
Principal activities	Research and development function